4. Short-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Investments
Schedule of short-term investments
	12/31/2017	12/31/2016
Private bonds	731,061	77,080
Government bonds	32,701	41,104
Investment funds	191,827	313,049
Total	955,589	431,233